UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:   October 31

Date of reporting period:   April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form  displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

BLANKINSHIP VALUE FUND

A Series of BLANKINSHIP FUNDS, INC.

Semi-Annual Report

April 30, 2006

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

Dear Fellow Shareholder:

For the six months ended April 30, 2006, your Fund gained 10.39% compared to 17.51% for the Russell 2000 Value Index and 9.01% for the S&P 500 Index.  Since investment operations began on January 16, 2004, your Fund has gained 23.13% compared to 39.43% for the Russell 2000 Value Index, and 19.03% for the S&P 500 Index.

As of April 30, 79% of the Fund’s assets were in stocks.  Of the stock holdings, 11.4% were foreign stocks, and 67.6% domestic.  The remaining  21% of the Fund’s net assets was in cash and short-term Treasury securities.  The Fund’s registration statement has been amended to allow up to 50% of assets to be invested in foreign equities.  Although we have no immediate plans to approach this limit, it does provide flexibility in the event that attractive opportunities become available.  We purchased one new foreign holding during the six month period, which is Canadian Natural Resources.

We have added shares of several large companies to our holdings: Berkshire Hathaway (which is now the Fund’s largest position), Dell, H&R Block, and Johnson & Johnson.  At the times of our purchases, we felt these large companies presented better values than the small cap opportunities we had available.  In general, the prices of small cap stocks have increased at a much faster rate over the last several years, and it has become more difficult to find bargains.  Although our new large cap holdings were acquired at favorable prices, we don’t believe they have the same appreciation potential that can sometimes be found in small caps.  We try to choose the best opportunities available to us, rather than staying rigidly with either small or large cap.

Our financial statements are provided on the following pages for your review, and I will be happy to personally answer any questions you may have.   A more detailed review of the Fund’s holdings and performance will be provided in the Annual Report you will receive after the Fund’s October 31 fiscal year end.

Sincerely,

Rex Blankinship, Ph.D., CPA

President

Note:  Except for any historical information, the matters discussed in this document contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934.  These forward-looking statements involve risks and uncertainties including activities, events or developments that management of the Fund expects, believes or anticipates will or may occur in the future.  A number of factors could cause actual results to differ from those indicated in the forward-looking statements.  Such statements are subject to a number of assumptions, risks and uncertainties, and are not guarantees of future performance.  Actual results may differ materially from those set forth in the forward-looking statements.  Management of the Fund undertakes no obligation to publicly update or revise forward-looking statements whether as a result of new information or otherwise.

Growth of $10,000 Invested in Blankinship Value Fund and Indexes from

January 16, 2004 (start of investment operations) to April 30, 2006

$15,000
$14,500
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
Jan-04
Mar-04
May-04
Jul-04
Sep-04
Nov-04
Jan-05
Mar-05
May-05
Jul-05
Sep-05
Nov-05
Jan-06
Mar-06
Blankinship Value Fund
Russell 2000 Value Index
S&P 500 Index

Note:  Past performance does not predict future performance and the performance data above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  All index returns and returns for the Fund assume reinvestment of dividends.  Share values will fluctuate, so that shares may be worth more or less than their original cost when redeemed.  It is not possible to invest directly in the Russell 2000 Value Index, or the S&P 500 Index, and their returns don’t reflect the expenses that would be incurred for investments in a fund that tracks one of these indexes.

Portfolio Holdings

The graphic below shows the major categories of the Fund’s holdings as of April 30, 2006, and the percent of net asset value represented by each.

Top Ten Holdings                 % of Net Assets

Berkshire Hathaway, Inc.                   8.05%

The Middleby Corporation                   5.42%

Federal Agricultural Mortgage Corporation  4.71%

Marine Products, Inc.                      4.23%

Canadian Natural Resources                 4.10%

Johnson & Johnson                          3.99%

POSCO                                      3.84%

Timberland                                 3.71%

Unilever NV                                3.43%

Lakeland Industries                        3.36%

Top Ten Categories               % of Net Assets

Consumer Durables                         11.66%

Textiles & Apparel                         8.99%

Diversified Holding Companies              8.05%

Healthcare Products                        7.00%

Industrial Equipment                       5.42%

Credit Agency                              4.71%

Oil & Gas Production                       4.10%

Steel                                      3.84%

Consumer Staples                           3.43%

Healthcare Services                        3.38%

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees; administrative fees; and other Fund expenses; and (2) a 1% “early redemption fee” may be incurred if you make withdrawals within one year of opening a new account.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 through April 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the early redemption fee.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if the early redemption fee was incurred, your costs would have been higher.

	Beginning Account Value 11/1/05	Ending Account Value 4/30/06	Expenses Paid During Period* 11/1/05 to 4/30/06
Actual	$1,000.00	$1,103.90	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.05	$3.16

* Expenses are equal to the Fund's annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

BLANKINSHIP VALUE FUND

Schedule of Investments

April 30, 2006

(Unaudited)

                                                                                                             Shares          Cost           Value

Domestic Common Stocks – 67.58%

  Building Materials – 2.98%

    Craftmade Intl. (CRFT)                   1,200  $22,740  $21,900

  Computer Equipment – 3.21%

    Dell (DELL)*                               900   23,672   23,580

  Consumer Durables – 11.66%

    Stanley Furniture (STLY)                   770   17,592  20,859

    Harley Davidson (HDI)                      300   14,696  15,252

    La-Z-Boy Incorporated (LZB)              1,200   13,174  18,384

    Marine Products (MPX)                    2,850   30,959  31,037

                                                     76,421  85,532

  Credit Agency – 4.71%

    Federal Agricultural Mortgage

      (Class C – non-voting) (AGM)           1,200   20,194  34,524

  Diversified Holding Companies – 8.05%

    Berkshire Hathaway, Inc. Class B (BRK.B)*   20   57,549  59,039

  Energy Exploration Services – 2.96%

    Dawson Geophysical (DWSN)*                 750   21,828  21,750

  Financial Services – 3.11%

    H&R Block (HRB)                          1,000   21,391  22,830

  Healthcare Products – 7.00%

    Johnson & Johnson (JNJ)                    500   29,226  29,305

    Utah Medical Devices (UTMD)                700   13,278  22,043

                                                     42,504  51,348

  Healthcare Services – 3.38%

    Coventry Healthcare (CVH)*                 500   23.981  24,835

  Industrial Equipment – 5.42%

    Middleby Corp. (MIDD)*                     450   21,378  39,740

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

April 30, 2006

(Unaudited)

     Industrial Supply – 3.18%

    Lawson Products (LAWS)                     550   17,556  23,331

  Retail – 2.93%

    Autozone (AZO)*                            230   19,418  21,530

  Textiles & Apparel – 8.99%

    Kenneth Cole Productions (KCP)             550   14,872  14,031

    Lakeland Industries (LAKE)*              1,320   19,670  24,663

    Timberland (TBL)*                          800   22,536  27,240

                                                     57,078  65,934

            Total Domestic Common Stocks            425,710 495,873

Foreign Common Stocks – 11.38%

  Canada – 4.10%

    Oil and Gas Production – 4.10%

  Canadian Natural Resources ADR (CNQ)       500   27,349  30,100

  Netherlands – 3.43%

    Consumer staples – 3.43%

    Unilever NV ADR (UN)                       350   20,101  25,197

  South Korea – 3.84%

    Steel – 3.84%

    POSCO ADR (PKX)                            400   16,860  28,188

      Total Foreign Common Stocks                    64,310  83,485

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

April 30, 2006

(Unaudited)

U.S. Treasury Securities - 19.02%

  U.S. Treasury Bills due 5/4/06            30,000   29,985  29,985

  U.S. Treasury Bills due 5/11/06           30,000   29,964  29,964

  U.S. Treasury Bills due 5/18/06           25,000   24,954  24,954

  U.S. Treasury Bills due 5/25/06           25,000   24,923  24,923

  U.S. Treasury Bills due 7/13/06           30,000   29,718  29,718

    Total U.S. Treasury Securities                  139,574 139,574

Total investments – 97.98%                         $629,594 718,932

Other assets in excess of liabilities – 2.02%                14,824

Net assets - 100%                                           $733,756

* Non-income producing (does not normally pay dividends).

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Assets and Liabilities

April 30, 2006

(Unaudited)

Assets:

Investments in securities

  at fair value (cost $629,594)                         $718,932

Cash                                                      64,452

Accounts Receivable

    Interest                                                  88

Total assets                                             783,472

Liabilities:

Payable for securities purchased                         $47,653

Payable to Advisor                                         2,063

Total liabilities                                         49,716

  Net  Assets                                           $733,756

Composition of Net Assets:

Shares of common stock, at $.001 par value         $          61

Paid-in capital                                          633,575

Net unrealized appreciation of investments                89,337

Net realized undistributed gain on investments             7,598

Undistributed net investment income                        3,185

Net assets (equivalent to $11.97 per share based on

  61,287 shares of capital stock issued and

  outstanding, 100,000,000 authorized)                  $733,756

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Operations

For the six months ended April 30, 2006

(Unaudited)

Investment income:

  Dividends (net of foreign

    withholding taxes of  $148)                           $2,683

  Interest                                                 5,899

    Total income                                                     $8,582

Expenses:

  Investment advisory fee (Note 2)                         3,379

  Administrative fee (Note 2)                              1,690

    Total expenses                                         5,069

    Fees waived (Note 2)                                 (2,970)

  Net expenses                                                        2,099

  Net Investment Income                                               6,483

Realized and unrealized gain (loss) from investments:

  Net realized gain on investments                                    7,553

  Net increase in unrealized appreciation of investments             50,445

  Net realized and unrealized gain on investments                    57,998

Net increase in net assets resulting from operations                $64,481

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Changes in Net Assets from Operations

(Unaudited)

                                       Six Months Ended   Fiscal Year

                                        April 30, 2006      Ended

                                         (Unaudited)    Oct. 31, 2005

Increase in net assets from operations:

  Net investment income                       $6,483       $11,680

  Net realized gain (loss) on investments      7,553            55

  Net change in unrealized appreciation

    on investments                            50,445        36,785

      Net increase (decrease) in net assets

         resulting from operations            64,481        48,520

Distributions to shareholders:              (13,046)       (5,437)

Capital share transactions (Note 6)           95,712        49,647

Total increase in net assets                 147,147        92,730

Net assets, beginning of period              586,609       483,879

Net assets, end of period                   $733,756      $586,609

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Financial Highlights

For a share of capital stock outstanding throughout the year

                                                                                       6 Mos. Ended

                                       4/30/06    Fiscal Year Ended

                                    (Unaudited)   10/31/05 10/31/04*

Per share data:

Net asset value – beginning of period  $11.06       $10.19     $10.02

Income from investment operations:

  Net investment income                  0.11         0.22       0.05

  Net realized and unrealized gains

    on investments                       1.03         0.76       0.12

  Income from investment operations      1.14         0.98       0.17

Less, distribution                     (0.23)                  (0.11)   -

Net asset value, end of period         $11.97       $11.06     $10.19

Total return                           10.39%        9.66%      1.69%

Ratios and Supplemental Data:

Net Assets, End of Period             733,756     $586,609   $493,879

Ratio of Expenses, after

  reimbursement, to

  Average Net Assets (annualized)       0.62%        0.00%      0.00%

Ratio of Expenses, before

  reimbursement, to

  Average Net Assets (annualized)       1.49%        1.50%      1.50%

Ratio of Net Investment

  Income to Average

  Net Assets (annualized)               1.90%        2.18%      1.75%

Portfolio turnover rate (annualized)    6.98%        7.80%      0.00%

* For the period from January 16, 2004 (start of investment operations) to October 31, 2004.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Notes to Financial Statements

April 30, 2006

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: The Blankinship Value Fund (the “Fund”) was organized as a series of the Blankinship Funds, Inc. (the “Company”) under the laws of the state of Maryland on March 14, 2003.  The Fund is registered as an open-end non-diversified regulated investment company under the Investment Company Act of 1940.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.   These policies are in conformity with accounting principles, generally accepted in the United States of America.

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of 13 weeks or less when acquired, or which subsequently are

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2006

(Unaudited)

within 13 weeks of maturity, are valued by using the amortized cost method of valuation, which approximates fair value.

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities  at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distribution to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at least annually.  Distributions are recorded on the ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized, over the lives of their respective securities.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2006

(Unaudited)

liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results could differ from these estimates.

2.  MANAGEMENT AGREEMENT AND EXPENSES

The Fund has a Management Agreement with Blankinship Corporation (“the Adviser”), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund.  The Adviser also provides and pays for administrative services to the Fund.  These administrative services include but are not limited to: accounting, administrative, legal, dividend disbursing agent, transfer agent, registrar, fund share distribution, custodian, shareholder reporting and insurance.  The Fund is responsible for interest, taxes, brokerage fees and commissions, and any extraordinary expenses, including but not limited to litigation and indemnification costs and expenses.  Under the terms of the Management Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% for its investment advisory services and a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.50% for its administrative services.  For the six months ended April 30, 2006, the Adviser waived a total of $2,970 in fees.  The Adviser has contractually and irrevocably waived fees equal to 0.30% on an annualized basis, through June 30, 2007

3.  INVESTMENTS

For the six months ended April 30, 2006, purchases and sales of investment securities other than short-term investments and U.S. government obligations aggregated $210,949 and $23,778 respectively.  At April 30, 2006, the gross unrealized appreciation for all securities totaled $91,573 and the gross unrealized depreciation for all securities totaled $2,236 or a net unrealized appreciation of $89,337.  The aggregate cost of securities for federal income tax purposes at April 30, 2006 was $490,021.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2006

(Unaudited)

4.  FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of April 30, 2006, the components of distributable earnings on a tax basis were as follows:

               Undistributed ordinary income                 $4,382

      Undistributed long-term capital gain          $6,040

      Unrealized appreciation                      $89,337

5.  DISTRIBUTIONS TO SHAREHOLDERS

On December 30, 2005, a distribution of $0.231 per share, aggregating $13,046, was paid to shareholders of record on this same date from net investment income.  There were no long-term capital gains distributions during the period.

6. CAPITAL SHARE TRANSACTIONS

As of April 30, 2006, 100,000,000 shares of $.001 par value capital stock were authorized and 61,287 shares were issued and outstanding.  Transactions in capital stock were as follows:

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2006

(Unaudited)

                                                                                 For the            For the

                            Six Months Ended      Fiscal Year

                             April 30, 2006          Ended

                              (Unaudited)       October 31, 2005

                             Shares   Amount      Shares  Amount

Shares Sold                   7,301  $85,000       4,070  $44,210

Shares issued in

  reinvestment

  of distributions              938   10,712         520    5,437

                              8,239   95,712       4,590   49,647

Shares redeemed                   -        -          -         -

Net increase                  8,239  $95,712       4,590  $49,647

BLANKINSHIP VALUE FUND

Additional Information

April 30, 2006

(Unaudited)

Proxy Voting Guidelines:  The Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available upon request and without charge by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.

Quarterly Portfolio Schedule:  The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Basis for Approval of Investment Advisory Contract:  The Board of Directors approved the renewal of the Management Agreement (the “Agreement”), which provides the Fund with investment advisory and administrative services.  In their meeting on April 28, 2006, the Board considered the following information that was provided by the Advisor.

               The Directors reviewed a performance report, showing performance relative to the S&P 500 and the Russell 2000 Value Index.  The general conclusion was that the Fund’s performance had been satisfactory, generally having exceeded that of the S&P 500, while lagging the Russell 2000 Value Index.  The report also compared the Fund’s individual stock purchases against the indexes.

Information from Morningstar’s web site indicated that the average expense ratio for small cap value funds is 1.57% and for mid cap value funds it is 1.48%.  These are category averages, but funds with small asset bases, such as the Fund, tend to have higher expense ratios because the expenses are spread over smaller asset bases.

The Adviser had waived all fees from inception through 12/31/05.  For the period 1/1/06 through 3/31/06, the Adviser charged 1.2% annualized ($2,074.91), and waived 0.3% annualized ($546.15).  As a result, the Fund has received advisory and administrative services at very low cost.  Although fee waivers are at the Adviser’s discretion, the history to date has been beneficial to the Fund.  The Agreement provides for an annualized fee of 1.0% of assets for Advisory services and 0.5% for management services, resulting in an

BLANKINSHIP VALUE FUND

Additional Information

April 30, 2006

(Unaudited)

expected operating expense level of about 1.5% without waivers.  Even without fee waivers, the small asset base of the Fund is likely to result in a net loss to the Adviser for the foreseeable future, and below average expenses for the Fund (relative to similar funds).

Other expenses have also been minimized by the Adviser.  Brokerage expenses have been low as a result of a special introductory offer the Adviser found with Fidelity Investments.  In addition, turnover in the Fund’s equity investments has been quite low.  Turnover was 0.00% for the period 1/14/04 (start of investment operations) through 10/31/04.  For the fiscal year ended 10/31/05, turnover was 7.80%.  Through 3/31/06, turnover has not increased significantly – only one holding was sold, as the result of a buyout offer.  Lower turnover tends to result in lower trading costs and taxes for the Fund’s shareholders.

               Dr. Blankinship, the President of the Adviser, is the Fund’s largest shareholder and owns a majority of the Fund’s shares.

Regarding the financial condition and the stability of the Adviser.  The Adviser has operated at a loss since the Fund began operations.  Dr. Blankinship has provided loans to the Adviser to allow its continued operation, and the Adviser’s financial condition and stability is therefore dependent on that of Dr. Blankinship.  To address this issue, Dr. Blankinship provided the Board with information regarding his financial resources and commitment to continuing the Adviser’s operations.

Dr. Blankinship stated that it appears that conflicts of interest are minimal because he is the Fund’s largest shareholder, and has no other advisory clients.

Dr. Blankinship stated that he believed the information provided was accurate, complete, and sufficient to evaluate the terms of the Agreement and reach conclusions.  He offered to address any questions or concerns the other directors may have.

The Directors unanimously concluded that the information provided was sufficient to evaluate the terms of the Agreement and reach conclusions.  The Directors reviewed and discussed this information.

The Board concluded that the background and experience of the Adviser’s President, Dr. Blankinship, was a key factor.  His background, experience, and integrity were personally known by the Directors.  His rigorous academic training, CPA credential, and business experience were viewed as having a direct bearing on his ability to provide sound investment advice to the Fund.  His strong background in technology was considered an

BLANKINSHIP VALUE FUND

Additional Information

April 30, 2006

(Unaudited)

asset to the Fund in both evaluating technology-related investments, and in utilizing technology for the Fund’s administration and research.  Because his research, analysis, and investment philosophy led to the development of the Fund’s investment objective and strategies, he was believed to have the best insight into the execution of those strategies.  His personal investment in the Fund was also viewed as a positive indication of his commitment to the Fund and its shareholders.  No conflicts of interest were identified, and the financial condition of the Adviser was considered acceptable.

In summary, the Board determined that the Agreement, including the fee level, was beneficial and reasonable in light of all relevant circumstances.  This determination was based on the following factors as discussed above: (1) the encouraging performance history of the Fund; (2) the extremely low expenses of the Fund under the agreement to date; (3) comparison of the fees stated in the Agreement to those of similar funds; (4) Dr. Blankinship’s background, experience, resources, and commitment to the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Directors.  Rather, the Directors weighed and balanced all factors considered before voting to approve the Agreement.

Board of Directors:  The Board oversees the Corporation's business and investment activities and is responsible for protecting the interests of the Fund’s shareholders.  Information about the directors and officers of the Corporation is provided in the table on the following page.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors, and is available without charge, by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.  Each director may be contacted by writing to the director c/o Blankinship Value Fund, 1210 South Huntress Court, McLean, VA  22102.  The Fund did not pay any of its directors or officers during the period covered by this report.  As the 100% owner of the Adviser, Dr. Blankinship may benefit from fees under the Management Agreement.  As of April 30, 2006, Dr. Blankinship also beneficially owned 70% of the Fund; section 2(a)(9) of the Investment Company Act of 1940, indicates that any person beneficially owning more than 25% of the voting securities is presumed to control the company.

Name Address Date of Birth Term of service*	Position(s) Held with Fund	Principal Occupation Past 5 Years
Independent Directors
Alexander J. Falk, Jr. 7718 Bridle Path Ln. McLean, VA 22102 D.O.B.: 5/9/37 Director since 1/16/04	Director	Retired executive of Verizon Communications.
Barbara A. Stewart, Ph.D. 10022 Lochness Ct. Vienna, VA 22180 D.O.B.: 10/25/26 Director since 1/28/05	Director	Retired professor of history at George Mason University
Interested Directors
Rex Blankinship, PhD, CPA** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 2/19/55 Director since 1/16/04	Director, President, Treasurer, Secretary

Portfolio manager for the Fund since inception.  As President of Blankinship Corporation, has consulted on the design and installation of financial systems from 1987 to present.  From 1993 through 1999 he also worked as a Partner in International Registries, a legal, administrative, and financial services firm.

Officers
Janet L. Barnes** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 9/7/49 Officer since 1/16/04	Vice-President, Assistant Treasurer, Assistant Secretary	Chief Information Officer, U.S. Government Office of Personnel Management

* There is no stated term of office for the Fund's Directors. No directors of the Fund hold other directorships, or oversee other funds. The Fund has no standing committees.

** Rex Blankinship is an interested director because he serves as a Director and Officer of the Adviser, and is its sole shareholder. Janet Barnes is the wife of Rex Blankinship, and is also a Director and Officer of the Adviser.

Notes

 BLANKINSHIP VALUE FUND

Shareholder Services

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

For more information about Blankinship Value Fund, please refer to:

Prospectus, which provides essential information that you should read before investing in the Fund.

Statement of Additional Information (SAI), which contains more information about the fund, its investments and policies. It is incorporated by reference and is legally a part of the prospectus.

For a free copy of the Prospectus or SAI, account applications, or any questions, please call the Fund at (800) 240-9631.

Information about the Fund (including the Prospectus and the Statement of Additional Information) can also be reviewed and copied at the Security and Exchange Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference room may be obtained by calling the Commission at (800) SEC-0330. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102

Investment Company Act file no. 811-21387

Item 2. Code of Ethics

Not required for this semi-annual report.

Item 3. Audit Committee Financial Expert

Not required for this semi-annual report.

Item 4. Principal Accountant Fees and Services

Not required for this semi-annual report.

Item 5. Audit Committee of Listed Registrants

Not required for this semi-annual report.

Item 6. Schedule of Investments

See Shareholder’s Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors.

Item 11. Controls and Procedures

(a)(i)  Rex Blankinship, the President and Treasurer, has concluded that the Blankinship Value Fund’s (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)(2)  Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

(b)  Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       Blankinship Funds, Inc.

By (Signature and Title)                   /s/ Rex Blankinship

                                                          Rex Blankinship, President

Date       July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                   /s/ Rex Blankinship

                                                          Rex Blankinship, President and Treasurer

Date       July 5, 2006